GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised		$ 1,596,000	$ 6,982,000	$ 7,994,000
Description of project completion period		January 1, 2024 to December 31, 2025
Additional project cost		$ 1,000,000
Intangible assets under development written down		2,214,000
Intangible assets under development impairment charge		120,000
Assets under development carrying value		1,266,000
Impairment loss on financial assets	$ 1,500,000	$ 1,500,000	$ 0	0
Impairment Loss For Investment	$ 1,500,000
Long Term Growth Rate		2.00%	2.00%
Variation in discount rate		10.00%
Actuarial assumption of discount rate percentage		10.00%
Impairment loss		$ 5,833,000	$ 4,624,000	$ 3,853,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		11,105,000	$ 5,839,000
Tristat [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assets under development carrying value		$ 1,024,000
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections		0.00%
Pre tax discount rates		22.00%	24.00%
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections		5.00%
Pre tax discount rates		15.00%	16.00%
Immco Diagnostics Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 2,069,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		9,331,000	$ 0
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill		$ 1,500,000	$ 3,599,000